Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments	$ 161	$ 163
Long-term Receivables	70	136
Other	24	47
Other Assets	296	394
Non-revolving Debt Costs [Member]
Deferred Charges and Debt Issuance Costs	30	39
Revolving Debt Costs [Member]
Deferred Charges and Debt Issuance Costs	$ 11	$ 9